Income taxes - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2025 USD ($)
Income taxes
Income tax benefit	¥ 73	$ 10	¥ 110	¥ (1,886)
Effective tax rate	2.60%	2.60%
Deferred tax assets related to net operating loss carry forwards	¥ 254,635		272,542					$ 36,412
Interest and penalties accrued	¥ 0		¥ 0	¥ 0
Income Tax Examination, Description	As of December 31, 2025, the tax years ended December 31, 2020 through period ended December 31, 2025 remain open to examination by the PRC tax authorities.	As of December 31, 2025, the tax years ended December 31, 2020 through period ended December 31, 2025 remain open to examination by the PRC tax authorities.
Income Tax Examination, Year under Examination	2020 2021 2022 2023 2024 2025	2020 2021 2022 2023 2024 2025
China
Income taxes
Effective statutory enterprise income tax rate	25.00%	25.00%	25.00%	25.00%
Income tax benefit	¥ 394	$ 56
Foreign
Income taxes
Income tax benefit	467	$ 66
VIE
Income taxes
Deferred tax assets related to net operating loss carry forwards	¥ 254,635		¥ 272,542					$ 36,412
Send Cloud
Income taxes
Effective preferential income tax rate	15.00%	15.00%	15.00%	15.00%
Preferential tax rate gross	20.00%	20.00%	20.00%	20.00%
Ifaxin Cloud
Income taxes
Effective preferential income tax rate	15.00%	15.00%	15.00%	15.00%
Preferential tax rate gross	20.00%	20.00%	20.00%	20.00%
Singapore
Income taxes
Effective statutory enterprise income tax rate	17.00%	17.00%
Malaysia
Income taxes
Effective statutory enterprise income tax rate	24.00%	24.00%
Hong Kong
Income taxes
Effective statutory enterprise income tax rate	16.50%	16.50%
INDONESIA
Income taxes
Effective statutory enterprise income tax rate	22.00%	22.00%
China
Income taxes
Effective statutory enterprise income tax rate	25.00%	25.00%
Effective preferential income tax rate	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%